Off-Balance Sheet Commitments - Summary of Amount of Guarantees Given and Received (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees given [member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 3,010	€ 2,986	€ 3,946
Guarantees provided to banks in connection with credit facilities [member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,307	1,318	2,189
Other guarantees given [member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,703	1,668	1,757
Guarantees received [member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ (190)	€ (181)	€ (211)